Cost of Sales (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of sales [Abstract]
Time charter, voyage and port terminal expenses	$ 46,312	$ 42,536	$ 31,393
Direct vessel expenses	48,748	48,725	48,962
Cost of products sold-liquid port terminal	16,129	9,077	31,289
Depreciation and amortization	32,533	34,217	35,965
Impairment losses	0	2,569	0
Total cots of sales	$ 143,722	$ 137,124	$ 147,609